Summary of Significant Accounting Policies (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Net (loss) income		$ (347,357)	$ 287,660
Less: Income attributable to common stock subject to possible redemption		(2,943,051)	(347,852)
Adjusted net loss		$ (3,290,408)	$ (60,192)
Weighted average shares outstanding, basic and diluted	[1]	6,348,851	6,240,480
Basic and diluted net loss per share	[2]	$ (0.52)	$ (0.01)

[1]	Excludes an aggregate of 18,598,256 and 18,926,577 shares subject to possible redemption at December 31, 2019 and 2018.
[2]	Excludes income of $2,943,051 and $347,852 attributable to common stock subject to possible redemption for the years ended December 31, 2019 and 2018, respectively.